Net Income Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	For the Years Ended June 30,
	2026	2025	2024
Numerator:
Net income	$23,177,834	$23,122,864	$23,346,174

Denominator:
Denominator for basic net income per share - weighted average shares outstanding	50,009,944	50,076,045	49,834,035
Dilutive effect of unvested performance rights	736,935	303,971	1,192,679
Denominator for diluted net income per share	50,746,879	50,380,016	51,026,714

Net income per share: Basic	$0.46	$0.46	$0.47

Net income per share: Diluted	$0.46	$0.46	$0.46